Subsequent Event - Additional Information (Detail) ¥ in Millions, $ in Millions	1 Months Ended
	May 31, 2026 USD ($)	Mar. 31, 2026 JPY (¥)	Mar. 31, 2025 JPY (¥)
Disclosure of non-adjusting events after reporting period [line items]
Contractual commitments for acquisition of property, plant and equipment | ¥		¥ 157,585	¥ 120,744
Entering into significant commitments or contingent liabilities [member]
Disclosure of non-adjusting events after reporting period [line items]
Contractual commitments for acquisition of property, plant and equipment | $	$ 2,530
Lease Term	12 years